Share-based payments - Summary of RSUs Granted (Details) - Long-term Incentive Plan - RSU - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Employees
Disclosure of range of exercise prices of outstanding share options [line items]
Beginning of year (in shares)	176,952	0
Granted during the period (in shares)	645,548	176,952
Forfeited during the period (in shares)	(48,681)	0
Vested and issued during the period (in shares)	(24,109)	0
End of year (in shares)	749,710	176,952
Vested and exercisable (in shares)	0	0
Eligible directors
Disclosure of range of exercise prices of outstanding share options [line items]
Beginning of year (in shares)	285,844	0
Granted during the period (in shares)	632,412	952,812
Forfeited during the period (in shares)	0	0
Vested and issued during the period (in shares)	(285,844)	(666,968)
End of year (in shares)	632,412	285,844
Vested and exercisable (in shares)	0	0